CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Revenue, net:
Revenue, net		$ 152,034	$ 129,556
Operating costs and expenses:
Selling, general, and administrative expense		68,264	51,566
Depreciation and amortization expense		20,352	19,709
Total operating costs and expenses		124,135	104,279
Operating income		27,899	25,277
Other expense, net:
Interest expense, net		(1,103)	(477)
Gain on sale of property		101	127
Loss on asset disposal		(489)	0
Unrealized gain (loss) on equity securities		(255)	234
Other expense, net		(6,359)	(384)
Total other expense, net		(8,105)	(500)
Income before income tax expense		19,794	24,777
Income tax expense		(5,046)	(3,698)
Net income		14,748	21,080
Accumulated dividends on redeemable convertible preferred stock		314	1,189
Net income available to common shareholders		$ 14,434	$ 19,891
Basic earnings per share		$ 0.67	$ 1.66
Diluted earnings per share		$ 0.59	$ 1.07
Basic weighted-average common shares outstanding	[1]	21,421,610	11,951,137
Diluted weighted-average common shares outstanding	[1]	25,131,024	19,677,507
Comprehensive income:
Net income		$ 14,748	$ 21,080
Foreign currency translation adjustment, net of tax		(114)	173
Net comprehensive income		14,634	21,253
Tool Rental
Revenue, net:
Revenue, net		119,239	99,018
Operating costs and expenses:
Operating costs and expenses		30,960	27,581
Product Sale
Revenue, net:
Revenue, net		32,795	30,538
Operating costs and expenses:
Operating costs and expenses		$ 4,559	$ 5,423

[1]	Shares of legacy redeemable convertible preferred stock and legacy common stock have been retroactively restated to give effect to the Merger.